Shareholder Report, Holdings (Details)	Nov. 30, 2025
Sound Enhanced Fixed Income ETF | Hercules Capital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Sound Enhanced Fixed Income ETF | Ares Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Sound Enhanced Fixed Income ETF | iShares 0-5 Year High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Sound Enhanced Fixed Income ETF | AllianceBernstein Global High Income Fund, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Sound Enhanced Fixed Income ETF | Sixth Street Specialty Lending, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Sound Enhanced Fixed Income ETF | iShares J.P. Morgan EM High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Sound Enhanced Fixed Income ETF | Golub Capital BDC, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Sound Enhanced Fixed Income ETF | Goodyear Tire & Rubber Co.(Callable 04/15/2029) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Sound Enhanced Fixed Income ETF | JPMorgan Chase & Co. Series EE, 6.00%, Perpetual (Callable 03/01/2026) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Sound Enhanced Fixed Income ETF | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Sound Enhanced Fixed Income ETF | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Sound Enhanced Fixed Income ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Sound Enhanced Fixed Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Sound Enhanced Fixed Income ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Sound Enhanced Fixed Income ETF | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Sound Enhanced Fixed Income ETF | Auto Parts Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Sound Enhanced Fixed Income ETF | Exploration & Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Sound Enhanced Fixed Income ETF | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Sound Enhanced Fixed Income ETF | Life Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Sound Enhanced Fixed Income ETF | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Sound Enhanced Fixed Income ETF | Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Sound Enhanced Fixed Income ETF | Pipeline [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Sound Enhanced Fixed Income ETF | Travel & Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Sound Enhanced Fixed Income ETF | Industrial Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Sound Enhanced Fixed Income ETF | Property & Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Sound Enhanced Fixed Income ETF | Refining & Marketing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Sound Enhanced Fixed Income ETF | Wireless Telecommunications Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Sound Enhanced Fixed Income ETF | Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Sound Enhanced Fixed Income ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Sound Equity Dividend Income ETF | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Sound Equity Dividend Income ETF | Enbridge, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Sound Equity Dividend Income ETF | Omnicom Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Sound Equity Dividend Income ETF | GSK PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Sound Equity Dividend Income ETF | Eversource Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Sound Equity Dividend Income ETF | Citizens Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Sound Equity Dividend Income ETF | Greif, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Sound Equity Dividend Income ETF | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Sound Equity Dividend Income ETF | United Parcel Service, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Sound Equity Dividend Income ETF | Perrigo Co. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Sound Equity Dividend Income ETF | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Sound Equity Dividend Income ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Sound Equity Dividend Income ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Sound Equity Dividend Income ETF | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Sound Equity Dividend Income ETF | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Sound Equity Dividend Income ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Sound Equity Dividend Income ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Sound Equity Dividend Income ETF | Consumer Staple Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Sound Equity Dividend Income ETF | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Sound Equity Dividend Income ETF | Consumer Discretionary Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Sound Equity Dividend Income ETF | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Sound Equity Dividend Income ETF | Tech Hardware & Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Sound Equity Dividend Income ETF | Industrial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Sound Equity Dividend Income ETF | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Sound Equity Dividend Income ETF | Software & Tech Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Sound Equity Dividend Income ETF | Consumer Discretionary Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%